CONVERTIBLE NOTES PAYABLE (Details) - USD ($)	9 Months Ended
	Apr. 30, 2016	Jul. 31, 2015
Amount of Loan	$ 197,500
Unamortized Debt Discount	123,856
Net Carrying Amount	$ 73,644
Convertible Notes Payable [Member]
Issue Date	7/31/2012
Expiry date	7/31/2013
Amount of Loan	$ 40,000
Interest rate	10.00%
Unamortized Debt Discount
Net Carrying Amount	$ 40,000
Convertible Notes Payable 1 [Member]
Issue Date	11/20/2015
Expiry date	11/20/2017
Amount of Loan	$ 30,000
Interest rate	8.00%
Unamortized Debt Discount	$ 16,721
Net Carrying Amount	$ 13,279
Convertible Notes Payable 2 [Member]
Issue Date	12/21/2015
Expiry date	12/21/2017
Amount of Loan	$ 50,000
Interest rate	8.00%
Unamortized Debt Discount	$ 41,040
Net Carrying Amount	$ 8,960
Convertible Notes Payable 3 [Member]
Issue Date	12/21/2015
Expiry date	12/21/2017
Amount of Loan	$ 50,000
Interest rate	8.00%
Unamortized Debt Discount	$ 41,040
Net Carrying Amount	$ 8,960
Convertible Notes Payable 4 [Member]
Issue Date	1/21/2016
Expiry date	1/22/2017
Amount of Loan	$ 35,500
Interest rate	12.00%
Unamortized Debt Discount	$ 25,829
Net Carrying Amount	$ 9,671
Convertible Notes Payable 5 [Member]
Issue Date	2/25/2016
Expiry date	2/25/2018
Amount of Loan	$ 27,500
Interest rate	8.00%
Unamortized Debt Discount	$ 25,055
Net Carrying Amount	$ 2,445
Convertible Notes Payable 6 [Member]
Issue Date	3/11/2016
Expiry date	3/11/2017
Amount of Loan	$ 285,000
Interest rate	8.00%
Unamortized Debt Discount	$ 245,956
Net Carrying Amount	39,044
Total Loans [Member]
Amount of Loan	518,000
Unamortized Debt Discount	395,641
Net Carrying Amount	122,359
Less short term notes [Member]
Amount of Loan	(320,500)
Unamortized Debt Discount	(271,785)
Net Carrying Amount	$ (48,715)